BT INVESTMENT FUNDS
Investment Cash Management Fund, Investment Treasury Money Fund, NY Tax Free Money Fund and Tax Free Money Fund

BT ADVISOR FUNDS
U.S. Bond Index Fund, EAFE(R) Equity Index Fund and Small Cap Index Fund

BT PYRAMID MUTUAL FUNDS
Money Market Fund and Investment Equity 500 Index Fund

SUPPLEMENT DATED DECEMBER 6, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 18, 1999) TO PROSPECTUS DATED APRIL 30, 1999

THE FOLLOWING REVISES EACH FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE SECTION "CALCULATING A FUND'S SHARE PRICE" IN THE PROSPECTUSES FOR INVESTMENT CASH MANAGEMENT FUND, INVESTMENT TREASURY MONEY FUND, NY TAX FREE MONEY FUND, TAX FREE MONEY FUND AND MONEY MARKET FUND:

If the markets for a Fund's primary investments close early, the Fund may, at the investment adviser's discretion, for that day either 1) cease taking purchase orders at that time; 2) cease taking redemption orders at that time; or
3) close at that time or an earlier time. On days when a Fund closes early, purchase orders received after the Fund closes will not receive that day's dividend.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUNDS" IN EACH FUNDS'
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held on for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund,

Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REVISES THE SECTION "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER(S)" IN THE PROSPECTUSES FOR U.S. BOND INDEX FUND, EAFE(R) EQUITY INDEX FUND, SMALL CAP INDEX FUND AND INVESTMENT EQUITY 500 INDEX FUND:

The "Portfolio Manager(s)" section is hereby omitted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPINVEST (12/99)

CUSIPS:
055922108                 05576L866            055847107
055922405                 05576L874
055922207                 05576L882
055922306                 055847206

BT INSTITUTIONAL FUNDS
Institutional Daily Assets Fund

SUPPLEMENT DATED DECEMBER 6, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 18, 1999) TO CONFIDENTIAL PRIVATE OFFERING MEMORANDUM DATED OCTOBER 27, 1998, AS REVISED APRIL 9, 1999

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE SECTION "CALCULATING THE FUND'S SHARE PRICE" IN THE FUND'S CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

If the markets for the Fund's primary investments close early, the Fund may, at the investment adviser's discretion, for that day either 1) cease taking purchase orders at that time; 2) cease taking redemption orders at that time; or
3) close at that time or an earlier time. On days when the Fund closes early, purchase orders received after the Fund closes will not receive that day's dividend.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND AND TRUST" IN THE FUNDS' CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

         ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. MGI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP814 (12/99)

BT INSTITUTIONAL FUNDS
Institutional Cash Management Fund, Institutional Treasury Money Fund, Cash Reserves Fund, Liquid Assets Fund and Institutional Equity 500 Index Fund

SUPPLEMENT DATED DECEMBER 6, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 18, 1999) TO PROSPECTUS DATED APRIL 30, 1999

THE FOLLOWING REVISES EACH FUND'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING
APPLICATIONS:

                           BT Service Center
                           P.O. Box 219210
                           Kansas City, MO 64121-9210

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE SECTION "CALCULATING THE FUND'S SHARE PRICE" IN THE PROSPECTUSES FOR INSTITUTIONAL CASH MANAGEMENT FUND, INSTITUTIONAL TREASURY MONEY FUND, CASH RESERVES FUND AND
LIQUID ASSETS FUND:

If the markets for the Fund's primary investments close early, the Fund may, at the investment adviser's discretion, for that day either 1) cease taking purchase orders at that time; 2) cease taking redemption orders at that time; or
3) close at that time or an earlier time. On days when the Fund closes early, purchase orders received after the Fund closes will not receive that day's dividend.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUNDS" IN EACH FUNDS'
PROSPECTUS:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held on for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund except Investment Cash Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund except Investment Cash

Management Fund, Money Market Fund, Investment Equity 500 Index Fund, Institutional Cash Management Fund, Cash Reserves Fund and Institutional Equity 500 Index Fund also approved a new sub-investment advisory agreement among each Fund's portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreement with Bankers Trust.

ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

THE FOLLOWING REVISES THE SECTION "MANAGEMENT OF THE FUND: PORTFOLIO MANAGER" IN THE PROSPECTUS FOR INSTITUTIONAL EQUITY 500 INDEX FUND:

The "Portfolio Manager(s)" section is hereby omitted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPINSTIT (12/99)

CUSIPS:
055924203                 055924500
055924104
055924872
055924864

BT INSTITUTIONAL FUNDS
Institutional Treasury Assets Fund

SUPPLEMENT DATED DECEMBER 6, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 18, 1999) TO CONFIDENTIAL PRIVATE OFFERING MEMORANDUM DATED APRIL 30, 1999

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE SECTION "CALCULATING THE FUND'S SHARE PRICE" IN THE FUND'S CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

If the markets for the Fund's primary investments close early, the Fund may, at the investment adviser's discretion, for that day either 1) cease taking purchase orders at that time; 2) cease taking redemption orders at that time; or
3) close at that time or an earlier time. On days when the Fund closes early, purchase orders received after the Fund closes will not receive that day's dividend.

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT OF THE FUND" IN THE FUNDS' CONFIDENTIAL PRIVATE OFFERING MEMORANDUM:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons" ("Independent Trustees"). Shareholders of each Fund also approved a new sub-investment advisory agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting.

The new investment advisory agreement with DAMI and the new sub-investment advisory agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment advisory and sub-investment advisory agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Bank's U.S. mutual fund operations.

Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the Advisory Agreements with Bankers Trust.

         ABOUT DAMI. DAMI is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. DAMI provides a full range of investment advisory services to institutional clients. DAMI serves as investment adviser to ten other investment companies and as sub-adviser to five other investment companies.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP814 (12/99)





                                       2